Note 21 - Financial liabilities at amortized cost	6 Months Ended
Jun. 30, 2020
Financial liabilities at amortized cost Abstract
Financial liabiltiies measured at amortized cost

21. Financial liabilities at amortized cost

21.1 Breakdown of the balance

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	June 2020	December 2019
Deposits	481,207	438,919
Deposits from central banks	46,667	25,950
Demand deposits	285	23
Time deposits and other (*)	41,040	25,101
Repurchase agreements	5,341	826
Deposits from credit institutions	32,356	28,751
Demand deposits	9,553	7,161
Time deposits and other	19,062	18,896
Repurchase agreements	3,742	2,693
Customer deposits	402,184	384,219
Demand deposits (**)	308,212	280,391
Time deposits and other	93,671	103,293
Repurchase agreements	301	535
Debt certificates	64,421	63,963
Other financial liabilities	14,085	13,758
Total	559,713	516,641

(*) The variation corresponds mainly to the increase in time deposits of BBVA, S.A. in the European Central Bank through the financing program TLTRO III.

(**) The variation corresponds mainly to the increase in customer demand deposits in BBVA, S.A.

21.2 Deposits from credit institutions

The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying consolidated balance sheets is as follows:

Deposits from credit institutions. June 2020 (Millions of Euros)
	Demand deposits	Time deposits & other(*)	Repurchase agreements	Total
Spain	2,017	1,466	-	3,483
The United States	2,990	6,238	-	9,228
Mexico	354	557	84	995
Turkey	192	493	28	713
South America	421	1,779	6	2,205
Rest of Europe	2,965	5,778	3,624	12,367
Rest of the world	613	2,751	-	3,364
Total	9,553	19,062	3,742	32,356

(*) Subordinated deposits are included amounting to €196 million

Deposits from credit institutions. December 2019 (Millions of Euros)
	Demand deposits	Time deposits & other (*)	Repurchase agreements	Total
Spain	2,104	1,113	1	3,218
The United States	2,082	4,295	-	6,377
Mexico	432	1,033	168	1,634
Turkey	302	617	4	924
South America	394	2,285	161	2,840
Rest of Europe	1,652	5,180	2,358	9,190
Rest of the world	194	4,374	-	4,568
Total	7,161	18,896	2,693	28,751

(*) Subordinated deposits are included amounting to €195 million

21.3 Customer deposits

The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying consolidated balance sheets is as follows:

Customer deposits. June 2020 (Millions of Euros)
	Demand deposits	Time deposits & other	Repurchase agreements	Total
Spain	158,036	22,226	3	180,265
The United States	56,222	19,498	-	75,720
Mexico	39,161	11,584	95	50,840
Turkey	17,696	17,522	203	35,421
South America	26,510	13,012	-	39,522
Rest of Europe	9,644	9,418	-	19,062
Rest of the world	943	411	-	1,354
Total	308,212	93,671	301	402,184

Customer deposits. December 2019 (Millions of Euros)
	Demand deposits	Time deposits and other (*)	Repurchase agreements	Total
Spain	146,651	24,958	2	171,611
The United States	46,372	19,810	-	66,181
Mexico	43,326	12,714	523	56,564
Turkey	13,775	22,257	10	36,042
South America	22,748	13,913	-	36,661
Rest of Europe	6,610	8,749	-	15,360
Rest of the world	909	892	-	1,801
Total	280,391	103,293	535	384,219

(*) Subordinated deposits are included amounting to €189 million

21.4 Debt certificates

The breakdown of the balance under this heading, by financial instruments and by currency, is as follows:

Debt certificates (Millions of Euros)
	June 2020	December 2019
In Euros	42,329	40,185
Promissory bills and notes	718	737
Non-convertible bonds and debentures	14,472	12,248
Covered bonds	15,232	15,542
Hybrid financial instruments	405	518
Securitization bonds	2,900	1,354
Wholesale funding	1,132	1,817
Subordinated liabilities	7,470	7,968
Convertible perpetual certificates	3,500	5,000
Non-convertible preferred stock	79	83
Other non-convertible subordinated liabilities	3,891	2,885
In foreign currencies	22,092	23,778
Promissory bills and notes	1,059	1,210
Non-convertible bonds and debentures	10,364	10,587
Covered bonds	279	362
Hybrid financial instruments	656	1,156
Securitization bonds	4	17
Wholesale funding	512	780
Subordinated liabilities	9,218	9,666
Convertible perpetual certificates	1,788	1,782
Non- convertible preferred stock	53	76
Other non-convertible subordinated liabilities	7,377	7,808
Total	64,421	63,963

Most of the foreign currency issues are denominated in U.S. dollars.

21.5 Other financial liabilities

The breakdown of the balance under this heading in the accompanying consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	June 2020	December 2019
Lease liabilities	3,129	3,335
Creditors for other financial liabilities	2,887	2,623
Collection accounts	3,532	3,306
Creditors for other payment obligations	4,538	4,494
Total	14,085	13,758